GOODWILL (Tables)	12 Months Ended
Mar. 31, 2022
Goodwill [Abstract]
Schedule of goodwill

Cost	$000’s
Balance as at March 31, 2020	—
Additions (refer to note 4)	23,370
Balance as at March 31, 2021	23,370
Effect of foreign exchange	(478)
Balance as at March 31, 2022	22,892